Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Mar. 21, 2011
Focus Morningstar US Market Index ETF (Prospectus Summary) | Focus Morningstar US Market Index ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	FOCUS MORNINGSTAR US MARKET INDEX ETF
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Focus Morningstar US Market Index ETF (the "Fund") seeks to provide investment results that correspond, before fees and expenses, generally to the price and yield performance of the Morningstar US Market Index (the "Underlying
Index"). The Underlying Index measures the performance of United States ("US"), publicly traded companies as determined by Morningstar, Inc.'s ("Morningstar")
proprietary index methodology.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold
Shares of the Fund ("Shares").  Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from your Investment) No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Because the Fund has not yet commenced operations, no portfolio turnover information is presented.

Expense, Exchange Traded Fund, Commissions	rr_ExpenseExchangeTradedFundCommissions	Investors purchasing Shares through a broker-dealer on a national securities exchange or in the over-the-counter market (the "Secondary Market") may be subject to customary brokerage commissions charged by their broker which are not reflected in the table set forth below.
Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses, which exclude brokerage commissions, remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Morningstar US Market Index measures the performance of 1,524 stocks issued by large-, mid-, and small-capitalization companies that are domiciled or principally traded in the US. The Morningstar index methodology defines the "US
Market" as those stocks that form the top 97% of the market capitalization of the stocks eligible to be included in the Underlying Index. As of March 9, 2011, the Underlying Index, which is considered diversified, was comprised of component securities with market capitalizations greater than $310.54 million that have a daily average traded volume of at least 414,418 over the past three months. As of March 9, 2011, the total market capitalization of the
Underlying Index was in excess of $15.02 trillion and the average market capitalization of the component securities of the Underlying Index was $9.86 billion.

Indexing Investment Approach. The Fund is not managed according to traditional methods of "active" investment management, which involve the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Instead, the Fund, utilizing a "passive" or indexing investment approach, attempts to approximate the investment performance of the Underlying
Index by investing in a portfolio of securities that generally replicates the
Underlying Index. The Fund may or may not hold all of the securities in the
Underlying Index and may, from time to time, engage in a representative sampling strategy.

The Fund generally will invest at least 90% of its assets in securities of the
Underlying Index. The Fund may invest less than 90% of its assets in the securities of the Underlying Index only to the extent that the Fund's investment advisor, FocusShares LLC (the "Advisor"), needs additional flexibility to comply with the requirements of the Internal Revenue Code of 1986, as amended (the
"Code"), and other regulatory requirements.

Risk, Heading	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk, Narrative	rr_RiskNarrativeTextBlock
As with any investment, you could lose all or part of your investment in the
Fund, and the Fund's performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund's net asset value ("NAV"), trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Prospectus under the heading "Additional
Description of the Principal Risks of the Funds."

The principal risks associated with the Fund are:

Index Risk. The performance of the Underlying Index and the Fund may deviate from that of the market the Underlying Index seeks to track due to changes that are reflected more quickly in the market than in the Underlying Index, which will rebalance its component securities only on a quarterly basis.

Index Tracking Risk. Although the Fund attempts to track the performance of its
Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons. To the extent the Advisor uses a representative sampling indexing strategy to manage the Fund, index tracking risk will be higher than if a replication strategy were implemented.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the stock market, including sudden and unpredictable drops in value. An investment in the Fund may lose money.

Mid-Capitalization Companies Risk. The Fund invests in the securities of mid-capitalization companies, the value of which may be more volatile than those of larger companies.

Small-Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Equity Securities Risk. Equity securities are subject to changes in value and their values may be more volatile than other asset classes such as fixed-income securities.

New Fund Risk. The Fund is a new fund. While the Fund intends that its Shares be listed on NYSE Arca, Inc. ("NYSE Arca"), there can be no assurance that active trading markets for the Shares will develop or be maintained. As a new fund, there can be no assurance that it will grow to or maintain an economically viable size, in which case it may experience greater tracking error to its
Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund's Distributor does not maintain a secondary market in the Shares.

Risk, Lose Money	rr_RiskLoseMoney	As with any investment, you could lose all or part of your investment in the Fund, and the Fund's performance could trail that of other investments.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
As of the date of this prospectus, the Fund has not yet commenced operations and therefore does not report its performance information. For current performance information, please visit www.focusshares.com.

Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.focusshares.com
Focus Morningstar US Market Index ETF | Focus Morningstar US Market Index ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.05%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	5
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	16

[1]	The Fund is new and Other Expenses are based on estimated amounts for the current fiscal year.